Intangible Assets (Tables)	6 Months Ended
Jun. 30, 2026
Intangible Assets [Abstract]
Schedule of Intangible Assets Subject to Amortization

Intangible, crypto assets and future amortization expenses consisted of the following:

	As of June 30, 2026	As of December 31,
USD’000	(unaudited)	2025
Crypto assets and related balances:
WECAN tokens	-	500

Crypto assets measured at fair value:
Ethereum (ETH), Polygon (POL)	6	121
USDC tokens and related market-maker receivable	81	-
Total crypto assets, net	87	621

Intangible assets subject to amortization:
Trademarks	2,067	834
Patents	2,282	2,281
License agreements	16,179	16,535
Customer Relationships	12,730	13,127
Technology	12,908	-
Other intangibles	9,869	11,662
Total intangible assets gross	56,035	44,439
Accumulated amortization for:
Trademarks	(237)	(190)
Patents	(2,281)	(2,281)
License agreements	(14,208)	(13,549)
Customer Relationships	(614)	(288)
Technology	(219)	-
Other intangibles	(8,153)	(7,679)
Total accumulated amortization	(25,712)	(23,987)
Total intangible assets subject to amortization, net	30,323	20,452
Total intangible assets, net	30,410	21,073
Amortization charge for the six months ended June 30,	2,305	-

Schedule of Reconciliation of Crypto Assets Measured at Fair Value (ETH and POL)

The following table presents a reconciliation of crypto assets measured at fair value (ETH and POL), which excludes WECAN tokens accounted for as indefinite-lived intangible assets under ASC 350-30.

Crypto assets measured at fair value (ETH and POL)	Unaudited 6 months ended June 30,
USD’000	2026
Beginning balance at fair value	121
Sale of crypto assets	(112)
Loss from changes in fair value	(3)
Ending balance ETH and POL	6

Schedule of Future Amortization Charges

Future amortization charges are detailed below:

Future estimated aggregate amortization expense Year	USD’000
2026	2,647
2027	3,306
2028	2,053
2029	1,786
2030 and beyond	20,531
Total intangible assets subject to amortization, net	30,323